First Quarter Report
June 30, 2023 (Unaudited)
Columbia Solutions Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 17.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.8%
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	21,000	18,897
Republic of Austria Government Bond(c)
05/23/2034	2.400%	EUR	47,000	48,295
Total				67,192
Belgium 1.9%
Kingdom of Belgium Government Bond(c)
04/22/2033	1.250%	EUR	41,000	38,353
06/22/2033	3.000%	EUR	115,000	124,920
Total				163,273
China 1.7%
China Development Bank
07/18/2032	2.960%	CNY	300,000	41,575
China Government Bond
11/21/2029	3.130%	CNY	250,000	35,572
05/21/2030	2.680%	CNY	200,000	27,607
05/15/2032	2.760%	CNY	300,000	41,450
Total				146,204
France 1.7%
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	43,000	38,154
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	100,000	109,779
Total				147,933
Japan 5.5%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	9,300,000	63,610
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	3,150,000	19,931
09/20/2041	0.500%	JPY	3,050,000	19,590
03/20/2042	0.800%	JPY	2,900,000	19,546
03/20/2043	1.100%	JPY	12,850,000	90,557
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	3,550,000	21,067
06/20/2051	0.700%	JPY	3,400,000	20,549
09/20/2051	0.700%	JPY	3,400,000	20,519
12/20/2051	0.700%	JPY	3,350,000	20,179
03/20/2052	1.000%	JPY	2,150,000	14,007
03/20/2053	1.400%	JPY	9,600,000	68,879
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	8,100,000	54,549
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	4,300,000	29,448
Total				462,431
Netherlands 2.2%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	156,000	158,181
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	36,000	31,790
Total				189,971
Spain 2.4%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	46,000	41,946
04/30/2033	3.150%	EUR	133,000	142,328
07/30/2041	4.700%	EUR	15,000	18,499
Total				202,773
United Kingdom 1.4%
United Kingdom Gilt(c)
12/07/2042	4.500%	GBP	91,000	115,455
Total Foreign Government Obligations (Cost $1,653,096)				1,495,232

U.S. Treasury Obligations 37.5%

U.S. Treasury
10/31/2026	1.125%		235,000	211,335
03/31/2028	1.250%		172,000	150,500
06/30/2028	1.250%		165,000	143,653
09/30/2028	1.250%		158,000	136,781
10/31/2028	1.375%		156,000	135,732
11/30/2028	1.500%		175,000	153,084
04/30/2029	2.875%		138,000	129,429
05/15/2029	2.375%		128,000	116,690
08/15/2029	1.625%		129,000	112,522
02/15/2030	1.500%		123,000	105,376
05/31/2030	3.750%		875,000	862,969
08/15/2030	0.625%		126,000	100,387
02/15/2031	1.125%		132,000	108,570
08/15/2031	1.250%		111,000	91,107
05/15/2033	3.375%		650,000	626,945
Total U.S. Treasury Obligations (Cost $3,459,045)				3,185,080
2	Columbia Solutions Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2023 (Unaudited)
Money Market Funds 37.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(e),(f)	3,168,565	3,167,297
Total Money Market Funds (Cost $3,166,924)		3,167,297
Total Investments in Securities (Cost: $8,279,065)		7,847,609
Other Assets & Liabilities, Net		646,357
Net Assets		8,493,966
At June 30, 2023, securities and/or cash totaling $525,112 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
43,000 SGD	32,068 USD	Barclays	07/26/2023	247	—
14,200 USD	13,000 EUR	Barclays	07/26/2023	2	—
234,000 AUD	158,800 USD	Citi	07/26/2023	2,814	—
1,384,043 EUR	1,518,852 USD	Citi	07/26/2023	6,869	—
347,400 GBP	442,579 USD	Goldman Sachs International	07/26/2023	1,308	—
1,119,000 CNY	157,461 USD	HSBC	07/26/2023	2,861	—
392,000 HKD	50,099 USD	HSBC	07/26/2023	51	—
192,000 CHF	215,233 USD	Morgan Stanley	07/26/2023	215	—
130,804,000 JPY	925,757 USD	Morgan Stanley	07/26/2023	16,086	—
61,000 ZAR	3,309 USD	Morgan Stanley	07/26/2023	76	—
3,000 CAD	2,277 USD	State Street	07/26/2023	12	—
2,762,000 JPY	19,199 USD	State Street	07/26/2023	—	(9)
445,000 DKK	65,593 USD	UBS	07/26/2023	288	—
148,000 NOK	13,861 USD	UBS	07/26/2023	61	—
720,000 SEK	67,468 USD	UBS	07/26/2023	641	—
Total				31,531	(9)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	1	09/2023	AUD	116,172	—	(431)
Euro-Bobl	2	09/2023	EUR	231,420	—	(2,526)
Euro-BTP	2	09/2023	EUR	232,220	1,071	—
Euro-Bund	1	09/2023	EUR	133,740	—	(586)
Euro-OAT	1	09/2023	EUR	128,400	—	(165)
Long Gilt	1	09/2023	GBP	95,300	—	(1,432)
MSCI EAFE Index	19	09/2023	USD	2,047,725	17,564	—
MSCI Emerging Markets Index	18	09/2023	USD	898,110	—	(12,341)
Russell 2000 Index E-mini	5	09/2023	USD	475,925	1,038	—
S&P 500 Index E-mini	22	09/2023	USD	4,937,075	160,325	—
S&P/TSX 60 Index	1	09/2023	CAD	243,720	2,660	—
Short Term Euro-BTP	1	09/2023	EUR	104,650	—	(866)
U.S. Treasury 10-Year Note	5	09/2023	USD	561,328	—	(9,766)
U.S. Treasury Ultra 10-Year Note	7	09/2023	USD	829,063	—	(6,303)
Total					182,658	(34,416)

Columbia Solutions Aggressive Portfolio | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(7)	09/2023	USD	(749,656)	7,328	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.262	USD	903,000	26,866	—	—	26,866	—
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.658	USD	515,000	5,263	—	—	5,263	—
Total								32,129	—	—	32,129	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $886,597, which represents 10.44% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	2,515,751	5,527,957	(4,876,183)	(228)	3,167,297	(393)	42,800	3,168,565
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
4	Columbia Solutions Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2023 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Aggressive Portfolio | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT296_03_N01_(08/23)